N-4	Nov. 28, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
Entity Central Index Key	0001093278
Entity Investment Company Type	N-4
Document Period End Date	Nov. 28, 2023
Amendment Flag	false
NY ChoicePlus II
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus II | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus II | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus II | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Signature
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Signature | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Signature | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Signature | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Signature | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Signature | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Signature | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance L Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Assurance L Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance L Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance L Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance L Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance L Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance L Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus II Advance
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus II Advance | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II Advance | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus II Advance | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II Advance | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus II Advance | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II Advance | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance B Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Assurance B Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance B Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance B Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance B Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance B Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance B Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Advisory
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Advisory | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Advisory | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Advisory | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Advisory | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Advisory | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Advisory | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Design
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Design | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Design | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Design | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Design | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Design | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Design | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Access
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Access | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Access | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Access | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Access | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus II Access
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus II Access | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II Access | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus II Access | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II Access | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus II Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus II Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance C Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Assurance C Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance C Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance C Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance C Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance C Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance C Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance A Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Assurance A Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance A Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance A Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance A Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance A Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance A Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance Series
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%
Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.00%	55 – 58	2.65%
59	3.75%	59	3.35%
60 – 64	4.00%	60 – 64	3.60%
65 – 69	5.40%	65 – 69	5.00%
70 – 74	5.80%	70 – 74	5.35%
75 – 79	6.30%	75 – 79	5.80%
80 – 84	6.90%	80 – 84	6.35%
85+	7.65%	85+	7.00%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The rates listed below are for i4LIFE® Advantage Select Guaranteed Income Benefit elections for Contractowners who transition from Lincoln Market Select® Advantage.
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.00%	59-64	2.50%
65-69	3.75%	65-69	2.75%
70-74	4.00%	70-74	3.25%
75-79	4.25%	75-79	3.50%
80+	4.25%	80+	3.75%

NY ChoicePlus Assurance Series | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance Series | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnMarketSelectAdvantageJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance Prime
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40 – 54	2.50%	40 – 54	2.20%
55 – 58	2.50%	55 – 58	2.20%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.50%
70 – 74	4.75%	70 – 74	3.75%
75 – 79	5.00%	75 – 79	4.00%
80+	5.00%	80+	4.25%

NY ChoicePlus Assurance Prime | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance Prime | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY ChoicePlus Assurance Prime | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY ChoicePlus Assurance Prime | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%